Loan Payables (Details)	1 Months Ended	3 Months Ended
	Jan. 24, 2025	Dec. 31, 2024	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CNY (¥)
Loan Payables [Abstract]
Short-term bank loans			$ 195,112	$ 198,219	¥ 1,389,000
Loans bore interest rate	4.30%	4.15%